UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: April 30

Date of reporting period: May 1, 2009 – July 31, 2009

Item 1.  Schedule of Investments.

DOVER LONG/SHORT SECTOR FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2009 (Unaudited)

Shares	Security Description	Value
Long Positions - 93.3%
Common Stock - 26.1%
Consumer Discretionary - 3.0%
13,400	DaimlerChrysler AG	$622,430
88,000	Ford Motor Co. (a)	704,000
18,500	Honda Motor Co., Ltd., ADR	594,405
7,100	Toyota Motor Corp., ADR	597,678
		2,518,513

Consumer Staples - 4.9%
16,800	Coca-Cola Co.	837,312
6,900	Colgate-Palmolive Co.	499,836
11,200	CVS Caremark Corp.	374,976
12,900	Dr. Pepper Snapple Group, Inc. (a)	317,469
5,700	Kimberly-Clark Corp.	333,165
14,800	PepsiCo., Inc.	839,900
15,000	Procter & Gamble Co.	832,650
		4,035,308

Energy - 1.4%
2,500	First Solar, Inc. (a)	385,975
32,600	Vestas Wind Systems A/S, ADR (a)	765,448
		1,151,423

Health Care - 9.0%
7,100	Abbott Laboratories	319,429
9,200	Amgen, Inc. (a)	573,252
8,000	Biogen Idec, Inc. (a)	380,400
14,300	Bristol-Myers Squibb Co.	310,882
12,800	Catalyst Health Solutions, Inc.	329,984
7,400	Celgene Corp. (a)	421,504
3,600	Cephalon, Inc. (a)	211,140
8,400	Eli Lilly & Co.	293,076
6,400	Express Scripts, Inc. (a)	448,256
5,700	Forest Laboratories, Inc. (a)	147,231
7,600	Genzyme Corp. (a)	394,364
8,300	Gilead Sciences, Inc. (a)	406,119
7,500	Johnson & Johnson	456,675
7,400	Medco Health Solutions, Inc. (a)	391,164
10,800	Merck & Co., Inc.	324,108
11,000	Mylan, Inc. (a)	145,090
8,400	Omnicare, Inc.	200,508
5,900	Onyx Pharmaceuticals, Inc. (a)	211,928
20,400	Pfizer, Inc.	324,972
6,600	Schering-Plough Corp.	174,966

5,800	Teva Pharmaceutical Industries, Ltd., ADR	309,372
5,800	Vertex Pharmaceuticals, Inc. (a)	208,858
4,300	Watson Pharmaceuticals, Inc. (a)	149,339
6,800	Wyeth	316,540
		7,449,157

Industrials - 2.1%
7,600	AGCO Corp. (a)	239,096
14,200	Deere & Co.	621,108
5,100	Fluor Corp.	269,280
5,900	Foster Wheeler AG (a)	136,290
5,200	Jacobs Engineering Group, Inc. (a)	213,096
5,700	Quanta Services, Inc. (a)	132,867
4,800	Shaw Group, Inc. (a)	141,312
		1,753,049

Information Technology - 0.2%
9,800	MEMC Electronic Materials, Inc. (a)	172,676

Materials - 1.8%
11,900	Barrick Gold Corp.	415,310
10,000	Monsanto Co.	840,000
6,000	Newmont Mining Corp.	248,100
		1,503,410

Utilities - 3.7%
13,600	Constellation Energy Group, Inc.	390,320
20,800	Dominion Resources, Inc.	703,040
6,900	Entergy Corp.	554,277
15,000	Exelon Corp.	762,900
12,100	FPL Group, Inc.	685,707
		3,096,244

Total Common Stock (Cost $19,848,777)		21,679,780

Investment Companies - 10.2%
4,900	CurrencyShares Australian Dollar Trust	410,669
4,300	CurrencyShares Canadian Dollar Trust	398,739
7,400	CurrencyShares Japanese Yen Trust (a)	777,296
12,800	iShares COMEX Gold Trust (a)	1,196,800
10,600	Market Vectors Gold Miners ETF	421,032
21,900	PowerShares Cleantech Portfolio	486,180
16,300	PowerShares DB Agriculture Fund (a)	413,531
102,600	PowerShares Water Resources Portfolio	1,600,560
19,600	ProShares UltraShort 20+ Year Treasury Fund	968,240
70,000	Semiconductor HOLDRs Trust	1,747,200
Total Investment Companies (Cost $7,815,332)		8,420,247

Short-Term Investments - 57.0%
Money Market Funds - 57.0%
28,848,338	BlackRock Liquidity Treasury Trust Fund 0.01%	28,848,338
18,434,486	Fidelity Institutional Treasury Only Portfolio 0.12% (b) (c)	18,434,486
Total Short Term Investments (Cost $47,282,824)		47,282,824

Total Long Positions (Cost $74,946,933)* - 93.3%	$77,382,851
Total Short Positions (Proceeds ($24,215,329)) - (32.2%)	(26,696,337)
Other Assets & Liabilities, Net - 38.9%	32,315,392
NET ASSETS - 100.0%	$83,001,906

DOVER LONG/SHORT SECTOR FUND
SCHEDULE OF SECURITIES SOLD SHORT
JULY 31, 2009 (Unaudited)

Shares	Security Description	Value

Short Positions - (32.2)%
Common Stock - (31.0)%
Consumer Discretionary - (8.3)%
(12,900)	Advance Auto Parts, Inc.	$(596,367)
(10,400)	Amazon.com, Inc.	(891,904)
(3,400)	Arkansas Best Corp.	(96,832)
(3,900)	AutoZone, Inc.	(598,923)
(16,400)	Best Buy Co., Inc.	(612,868)
(6,500)	Bob Evans Farms, Inc.	(188,630)
(17,300)	Brinker International, Inc.	(287,872)
(10,700)	Cheesecake Factory, Inc.	(207,259)
(2,200)	Chipotle Mexican Grill, Inc.	(206,426)
(5,600)	Cracker Barrel Old Country Store, Inc.	(161,616)
(8,700)	Darden Restaurants, Inc.	(281,793)
(10,400)	GameStop Corp., Class A	(227,656)
(23,800)	Home Depot, Inc.	(617,372)
(28,200)	Lowe's Companies, Inc.	(633,372)
(2,500)	McDonald's Corp.	(137,650)
(15,000)	O'Reilly Automotive, Inc.	(609,900)
(3,200)	Panera Bread Co.	(175,872)
(11,900)	RadioShack Corp.	(184,569)
(5,000)	Yum! Brands, Inc.	(177,300)
		(6,894,181)

Energy - (2.1)%
(7,500)	Baker Hughes, Inc.	(303,750)
(18,000)	Halliburton Co.	(397,620)
(18,600)	Schlumberger NV	(995,100)
		(1,696,470)

Financials - (7.1)%
(33,900)	American Express Co.	(960,387)
(15,800)	BB&T Corp.	(361,504)
(29,100)	Capital One Financial Corp.	(893,370)
(15,600)	Comerica, Inc.	(371,904)
(5,400)	Federal Realty Investment Trust, REIT	(308,070)
(29,300)	Kimco Realty Corp. REIT	(288,312)
(9,600)	PNC Financial Services Group, Inc.	(351,936)
(8,200)	Regency Centers Corp. REIT	(263,056)
(11,200)	Simon Property Group, Inc.	(624,064)

(19,700)	SunTrust Banks, Inc.	(384,150)
(17,200)	US Bancorp	(351,052)
(30,300)	Wells Fargo & Co.	(741,138)
		(5,898,943)

Health Care - (2.4)%
(13,500)	Aetna, Inc.	(364,095)
(14,600)	Cigna Corp.	(414,640)
(9,600)	Coventry Health Care, Inc.	(220,800)
(6,200)	Humana, Inc.	(203,670)
(14,400)	UnitedHealth Group, Inc.	(404,064)
(7,200)	WellPoint, Inc.	(379,008)
		(1,986,277)

Industrials - (5.6)%
(22,400)	Boeing Co.	(961,184)
(2,300)	CH Robinson Worldwide, Inc.	(125,419)
(4,000)	Con-way, Inc.	(182,200)
(2,800)	Expeditors International of Washington, Inc.	(95,004)
(4,400)	FedEx Corp.	(298,496)
(5,200)	Goodrich Corp.	(267,072)
(9,300)	Heartland Express, Inc.	(143,220)
(13,300)	Honeywell International, Inc.	(461,510)
(5,600)	JB Hunt Transport Services, Inc.	(156,520)
(4,700)	Landstar System, Inc.	(172,396)
(8,300)	National Oilwell Varco, Inc.	(298,302)
(3,300)	Old Dominion Freight Line, Inc.	(117,579)
(6,300)	Rockwell Collins, Inc.	(265,860)
(9,300)	United Parcel Service, Inc., Class B	(499,689)
(8,400)	United Technologies Corp.	(457,548)
(5,800)	Werner Enterprises, Inc.	(104,748)
		(4,606,747)

Information Technology - (5.5)%
(45,200)	Cisco Systems, Inc.	(994,852)
(16,200)	Corning, Inc.	(275,400)
(2,300)	Google, Inc., Class A	(1,019,015)
(7,700)	Juniper Networks, Inc.	(201,201)
(42,900)	Microsoft Corp.	(1,009,008)
(9,000)	Oracle Corp.	(199,170)
(10,100)	QUALCOMM, Inc.	(466,721)
(5,800)	Research in Motion, Ltd.	(440,800)
		(4,606,167)

Total Common Stock (Proceeds ($23,320,239)) - (31.0)%		(25,688,785)

Investment Companies - (1.2)%
(34,600)	Materials Select Sector SPDR Trust (Proceeds ($895,090))	(1,007,552)
Total Short Positions (Proceeds ($24,215,329)) - (32.2)%		$(26,696,337)

DOVER LONG/SHORT SECTOR FUND
SCHEDULE OF SECURITIES SOLD SHORT
JULY 31, 2009 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for securities sold short.
(c)	Represents 7-day effective yield as of July 31, 2009.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$2,938,443
Gross Unrealized Depreciation	(2,983,533)
Net Unrealized Appreciation (Depreciation)	$(45,090)

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value:
Common Stock
Consumer Discretionary	$2,518,513	$-	$-	$2,518,513
Consumer Staples	4,035,308	-	-	4,035,308
Energy	1,151,423	-	-	1,151,423
Health Care	7,449,157	-	-	7,449,157
Industrials	1,753,049	-	-	1,753,049
Information Technology	172,676	-	-	172,676
Materials	1,503,410	-	-	1,503,410
Utilities	3,096,244	-	-	3,096,244
Investment Companies	8,420,247	-	-	8,420,247
Money Market Funds	-	47,282,824	-	47,282,824
Total Investments at Value	30,100,027	47,282,824	-	77,382,851
Total Assets	$30,100,027	$47,282,824	$-	$77,382,851

Liabilities
Securities Sold Short
Common Stock	$(25,688,785)	$-	$-	$(25,688,785)
Investment Companies	(1,007,552)	-	-	(1,007,552)
Total Securities Sold Short	(26,696,337)	-	-	(26,696,337)
Total Liabilities	$(26,696,337)	-	-	$(26,696,337)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL
INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.

LIBERTY STREET HORIZON FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2009 (Unaudited)

Shares	Security Description	Value

Common Stock - 92.0%
Banks - 6.7%
9,100	Bank of Japan (a)	$6,068,269
40,614	ICICI Bank, Ltd., ADR	1,273,249
		7,341,518

Commercial Services -1.6%
49,991	Quanta Services, Inc. (a)	1,165,290
18,730	Time Warner Cable, Inc.	619,214
		1,784,504

Communications - 1.4%
108,597	China Unicom Hong Kong, Ltd., ADR	1,561,625
125,100	RH Donnelley Corp. (a)	6,755
		1,568,380

Consumer Discretionary -8.3%
73,680	Carnival Corp.	2,062,303
8,000	Mastercard, Inc., Class A	1,552,240
64,172	Philip Morris International, Inc.	2,990,415
20,703	Sears Holdings Corp. (a)	1,373,437
76,037	Sotheby's	1,145,878
		9,124,273

Diversified Financial Operations - 2.6%
30,996	Icahn Enterprises, LP	1,221,552
65,359	Leucadia National Corp. (a)	1,601,295
		2,822,847

Energy - 13.7%
59,319	Allegheny Energy, Inc.	1,495,432
10,208	CNOOC, Ltd., ADR	1,361,033
101,270	El Paso Corp.	1,018,776
54,012	EnCana Corp.	2,897,744
52,786	Gazprom OAO, ADR	1,093,990
80,260	Imperial Oil, Ltd.	3,210,400
25,800	Oil States International, Inc. (a)	699,696
101,175	Penn West Energy Trust	1,322,357
28,566	Texas Pacific Land Trust	978,386
719,598	UTS Energy Corp. (a)	1,008,673
		15,086,487

Exchanges - 12.3%
7,317	CME Group, Inc., Class A	2,040,199
147,000	Hong Kong Exchanges and Clearing, Ltd.	2,764,258
19,726	IntercontinentalExchange, Inc. (a)	1,855,428
190,020	London Stock Exchange Group, PLC	2,260,027
101,263	Nasdaq OMX Group, Inc. (a)	2,139,687
61,284	NYSE Euronext	1,651,604
134,000	Singapore Exchange, Ltd.	811,924
		13,523,127

Finance - Capital Markets -2.5%
157,000	ICAP, PLC	1,196,353
48,680	TMX Group, Inc.	1,565,804
		2,762,157

Finance - Mortgage Loan/Banker - 0.1%
50,340	Federal National Mortgage Association	29,197
133,800	Freddie Mac (a)	82,956
		112,153

Healthcare - 1.0%
21,250	Genzyme Corp. (a)	1,102,663

Industrials - 5.6%
1,182,000	Beijing Capital International Airport Co., Ltd., Class H (a)	838,894
236,300	Bombardier, Inc., Class B	837,935
34,149	Burlington Northern Santa Fe Corp.	2,683,770
32,550	Union Pacific Corp.	1,872,276
		6,232,875

Insurance - 6.7%
874	Berkshire Hathaway, Inc., Class B (a)	2,779,757
26,581	China Life Insurance Co., Ltd., ADR	1,769,231
74,110	MBIA, Inc. (a)	310,521
90,797	Power Corp. of Canada	2,548,806
		7,408,315

Investment Management/Adviser - 4.1%
143,689	Blackstone Group, LP	1,617,938
37,400	Cohen & Steers, Inc.	683,298
65,712	Legg Mason, Inc.	1,849,136
811,000	Value Partners Group, Ltd.	392,417
		4,542,789

Materials - 5.4%
133,420	Anglo American PLC, ADR	2,150,730
5,650	BHP Billiton, Ltd., ADR	355,724
115,380	Franco-Nevada Corp.	2,881,153
1,005	Rio Tinto PLC, ADR	168,418
46,200	Silver Wheaton Corp. (a)	424,116
		5,980,141

Multimedia - 2.9%
50,028	The Walt Disney Co.	1,256,703
74,621	Time Warner, Inc.	1,989,396
		3,246,099

Public Thoroughfares - 0.8%
2,150,000	Sichuan Expressway Co., Ltd., Class H (a)	921,026

Real Estate - 9.3%
177,086	Brookfield Asset Management Inc., Class A	3,725,889
34,700	Forest City Enterprises, Inc., Class A	247,758
340,000	Henderson Land Development Co., Ltd.	2,193,000
703,700	Link REIT	1,598,070
21,939	The St. Joe Co. (a)	617,802
13,648	Vornado Realty Trust	696,321
253,000	Wharf Holdings, Ltd.	1,227,050
		10,305,890

Utilities - 7.0%
496,711	Dynegy, Inc., Class A (a)	998,389
27,723	Huaneng Power International, Inc., ADR	866,621
86,310	Mirant Corp. (a)	1,558,759
107,757	NRG Energy, Inc. (a)	2,932,068
264,262	RRI Energy, Inc. (a)	1,413,802
		7,769,639

Total Common Stock (Cost $122,661,076)		101,634,883

Exchange Traded Funds- 1.6%
79,800	Market Vectors-Gaming ETF (Cost $1,533,856)	1,824,228

Total Investments - 93.6% (Cost $124,194,932)*		$103,459,111
Other Assets & Liabilities, Net - 6.4%		7,031,026
NET ASSETS - 100.0%		$110,490,137

(a)	Non-income producing security

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
Gross Unrealized Appreciation	$8,033,897
Gross Unrealized Depreciation	(28,769,718)
Net Unrealized Appreciation (Depreciation)	$(20,735,821)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2009.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investments at Value:
Common Stock	$101,634,883	$-	$-	$101,634,883
Exchange Traded Funds	1,824,228	-	-	1,824,228
Total Investments at Value	$103,459,111	$-	$-	$103,459,111

Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS
AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT
OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:       9/24/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:       9/24/2009

By:           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:      9/24/2009